Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Capital Commitments
The following table summarizes the cumulative amount of contractual payments made as of December 31, 2013 for our rigs under construction and estimated timing of our remaining contractual payments (in millions):

	Cumulative Paid(1)	2014	2015	2016	Total(2)
ENSCO DS-8	161.4	383.2	—	—	544.6
ENSCO DS-9	157.4	373.2	—	—	530.6
ENSCO DS-10	103.0	103.0	307.4	—	513.4
ENSCO 110	41.0	—	166.1	—	207.1
ENSCO 122	49.0	202.0	—	—	251.0
ENSCO 123	53.5	—	—	213.8	267.3
	$565.3	$1,061.4	$473.5	$213.8	$2,314.0

(1)	Cumulative paid represents the aggregate amount of contractual payments made from commencement of the construction agreement through December 31, 2013.

(2)	Total commitments are based on fixed-price shipyard construction contracts, exclusive of costs associated with commissioning, systems integration testing, project management and capitalized interest.